PROPERTY, PLANT AND EQUIPMENT - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Capitalized borrowing costs	$ 15	$ 21
Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Capitalized borrowing costs, capitalization rate	4.15%	3.81%
Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Capitalized borrowing costs, capitalization rate	4.38%	4.17%
Nipisi Pipeline Assets
Disclosure of detailed information about property, plant and equipment [line items]
Impairment reversal	$ 231
Impairment			$ 266
After-tax discount rate (percent)	7.80%
Pipeline Assets | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	1 year
Pipeline Assets | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	60 years
Pipeline Assets | Average
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	40 years
Other | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	10 years
Other | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	40 years
Other | Average
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	40 years